Offsetting of financial assets and financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial assets	$ 2,471,203		$ 2,433,785
Financial liabilities
Financial liabilities	2,260,288		2,220,739
Loans and advances to customers	981,696	$ 949,737	962,964	$ 861,504
Customer accounts	1,362,643	$ 1,360,227	1,364,462	$ 1,272,386
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	575,945		562,288
Amounts offset	(230,282)		(226,625)
Net amounts in the balance sheet	345,663		335,663
Financial instruments	(190,062)		(190,057)
Non-cash collateral	(111,115)		(98,005)
Cash collateral	(30,162)		(29,094)
Net amount	14,324		18,507
Amounts not subject to enforceable netting arrangements	66,378		54,045
Financial liabilities	412,041		389,708
Derivatives
Financial liabilities
Gross amounts	248,123		321,932
Amounts offset	(49,711)		(110,425)
Net amounts in the balance sheet	198,412		211,507
Financial instruments	(145,785)		(156,072)
Non-cash collateral	(14,895)		(14,342)
Cash collateral	(29,998)		(28,666)
Net amount	7,734		12,427
Amounts not subject to enforceable netting arrangements	7,423		5,314
Financial liabilities	205,835		216,821
Cash margins pledged	5,888		5,196
Trading liabilities
Financial liabilities
Gross amounts	13,169		10,555
Amounts offset	(790)		0
Net amounts in the balance sheet	12,379		10,555
Financial instruments	(1,244)		(430)
Non-cash collateral	(11,133)		(9,615)
Cash collateral	0		0
Net amount	2		510
Amounts not subject to enforceable netting arrangements	114		63
Financial liabilities	12,493		10,618
Non-trading liabilities
Financial liabilities
Gross amounts	274,367		187,268
Amounts offset	(167,313)		(105,776)
Net amounts in the balance sheet	107,054		81,492
Financial instruments	(21,788)		(7,165)
Non-cash collateral	(85,087)		(74,048)
Cash collateral	(164)		(240)
Net amount	15		39
Amounts not subject to enforceable netting arrangements	58,830		48,510
Financial liabilities	165,884		130,002
Customer accounts
Financial liabilities
Gross amounts	40,286		42,533
Amounts offset	(12,468)		(10,424)
Net amounts in the balance sheet	27,818		32,109
Financial instruments	(21,245)		(26,390)
Non-cash collateral	0		0
Cash collateral	0		(188)
Net amount	6,573		5,531
Amounts not subject to enforceable netting arrangements	11		158
Financial liabilities	27,829		32,267
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	681,384		646,072
Amounts offset	(230,282)		(226,625)
Net amounts in the balance sheet	451,102		419,447
Financial instruments	(190,062)		(186,622)
Non-cash collateral	(209,160)		(182,527)
Cash collateral	(38,131)		(37,532)
Net amount	13,749		12,766
Amounts not subject to enforceable netting arrangements	46,409		51,330
Financial assets	497,511		470,777
Derivatives
Financial assets
Gross amounts	250,275		322,422
Amounts offset	(49,711)		(110,425)
Net amounts in the balance sheet	200,564		211,997
Financial instruments	(145,785)		(156,088)
Non-cash collateral	(9,986)		(11,092)
Cash collateral	(38,031)		(37,302)
Net amount	6,762		7,515
Amounts not subject to enforceable netting arrangements	7,261		7,821
Financial assets	207,825		219,818
Financial liabilities
Cash margins received	3,935		6,324
Trading assets
Financial assets
Gross amounts	18,217		15,893
Amounts offset	(790)		0
Net amounts in the balance sheet	17,427		15,893
Financial instruments	(1,244)		(430)
Non-cash collateral	(16,179)		(15,462)
Cash collateral	0		0
Net amount	4		1
Amounts not subject to enforceable netting arrangements	853		1,227
Financial assets	18,280		17,120
Non-trading assets
Financial assets
Gross amounts	372,358		265,666
Amounts offset	(167,313)		(105,776)
Net amounts in the balance sheet	205,045		159,890
Financial instruments	(21,788)		(3,714)
Non-cash collateral	(182,995)		(155,973)
Cash collateral	(100)		(49)
Net amount	162		154
Amounts not subject to enforceable netting arrangements	37,759		41,663
Financial assets	242,804		201,553
Loans and advances to customers
Financial assets
Gross amounts	40,534		42,091
Amounts offset	(12,468)		(10,424)
Net amounts in the balance sheet	28,066		31,667
Financial instruments	(21,245)		(26,390)
Non-cash collateral	0		0
Cash collateral	0		(181)
Net amount	6,821		5,096
Amounts not subject to enforceable netting arrangements	536		619
Financial assets	$ 28,602		$ 32,286

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.